Submission	Apr. 16, 2026
Submission [Line Items]
Central Index Key	0002096997
Registrant Name	Kailera Therapeutics, Inc.
Registration File Number	333-294690
Form Type	S-1
Submission Type	S-1MEF
Fee Exhibit Type	EX-FILING FEES